Accounts Receivable and Other Receivables - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017	Mar. 26, 2016
Receivables [Abstract]
Beginning balance	$ 214	$ 166	$ 218
Additional provision recorded	184	61
Net write-offs		(13)	(52)
Ending balance	$ 398	$ 214	$ 166